Note 4 - Advances for Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Capitalized Vessel Construction Cost Roll Forward [Table Text Block]
Costs
Balance, January 1, 2023	59,083,594
Advances for vessels under construction	111,194,917
Newbuilding vessel “Gregos” delivered during the period	(42,356,864)
Newbuilding vessel “Terataki” delivered during the period	(42,545,997)
Balance, December 31, 2023	85,375,650
Advances for vessels under construction	174,393,927
Newbuilding vessel “Tender Soul” delivered during the period	(47,009,176)
Newbuilding vessel “Leonidas Z” delivered during the period	(46,605,050)
Newbuilding vessel “Monica” delivered during the period	(36,412,230)
Newbuilding vessel “Stephania K” delivered during the period	(36,505,480)
Newbuilding vessel “Pepi Star” delivered during the period	(36,312,978)
Balance, December 31, 2024	56,924,663